Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Breakdown of Office buildings, land, equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 419,047	¥ 464,449
Operating lease ROU assets	¥ 175,422	¥ 185,085
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Office buildings, land, equipment and facilities	Office buildings, land, equipment and facilities
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 39,118	¥ 39,233
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	60,025	76,725
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	31,895	59,614
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	104,609	103,385
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 7,978	¥ 407